Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Required minimum percentage distribution of taxable income to company's stockholders to qualify as a REIT	90.00%
Current:
Federal	$ (753)	$ (553)	$ (608)
State	(191)	(212)	(136)
Deferred:
Federal	2,179	3,437	3,891
State	696	1,348	898
Valuation Allowance	(1,299)	(4,739)	(3,532)
Total income tax benefit (expense)	632	(719)	513
Reconciliation of actual income tax expense and expected income tax expense of IVC and IEVC
Expected income tax expense (as a percent)	34.00%	34.00%	34.00%
Computed "expected" income tax expense	1,437	3,307	3,636
State income taxes, net Federal income tax effect	344	858	516
Prior period deferred adjustment		(117)
Permanent differences	150	(44)	(107)
Change in valuation allowance	(1,299)	(4,739)	(3,532)
Other		16
Total income tax benefit (expense)	632	(719)	513
Deferred Tax Assets
Building and improvements, principally due to differences in depreciation	123	65
Deferred interest expense	421	421
Amortization of organization costs	20	22
Equity in earnings of unconsolidated joint ventures and amortization of basis differences	21	16
Asset impairments	13,237	10,389
Capitalized real estate taxes	154	12
Capitalized interest	352	351
Gross deferred tax assets	14,328	11,276
Valuation allowance	(9,570)	(8,271)	(3,532)
Total deferred tax assets	4,758	3,005
Deferred Tax Liabilities
Straight-line rent	1	40
Investment in joint ventures	794	538
Depreciation		40
Total deferred tax liabilities	795	618
Net deferred tax assets	$ 3,963	$ 2,387
Combined federal and state rate used to estimate income tax expense (as a percent)	40.00%	40.00%	39.00%